SCHEDULE OF TAX LOSSES (Details) - AUD ($)	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
IfrsStatementLineItems [Line Items]
Unused tax losses for which no deferred tax asset has been recognised	$ 105,287,311	$ 100,694,696	$ 97,259,045
Potential tax benefit	25,275,328	24,691,039	24,850,918
AU [Member]
IfrsStatementLineItems [Line Items]
Potential tax benefit	19,020,914	19,165,603	18,727,578
UNITED STATES
IfrsStatementLineItems [Line Items]
Potential tax benefit	5,950,299	5,665,976	6,123,340
MALTA
IfrsStatementLineItems [Line Items]
Potential tax benefit	$ 304,115